September 24, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Advantage Large Cap Growth Fund, a series of BlackRock

FundsSM Post-Effective Amendment No. 1318 to the Registration Statement

on Form N-1A (Securities Act File No. 33-26305, Investment Company Act

File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of its series BlackRock Advantage Large Cap Growth Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1318 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 1318 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on September 24, 2026.

Sincerely,

BlackRock FundsSM

/s/ Janey Ahn

Janey Ahn

Secretary of the Registrant